Inventories, Net - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory Write-down	¥ 1,378,000	¥ 0	¥ 0